Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FS Series Trust
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
FS Event Driven Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY FS Event Driven Fund Class A: FSDDX Class I: FSDFX
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	FS Event Driven Fund (the “Fund”) seeks to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A Shares, you may qualify for sales charge discounts if you invest at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “Shareholder’s Guide — Purchases” section on page 125 of the Fund’s statutory Prospectus and in the “Shares of the Trust — Purchases” section on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on December 31, 2018, and had no activity other than investing its cash in a money market fund, no portfolio turnover rate can be provided.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you invest at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Expense Reductions in the first year and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by primarily investing in securities that FS Fund Advisor, LLC ("FS" or the "Adviser") expects to be influenced by an event or catalyst, such as information around the earnings cycle (press releases, earnings calls, regulatory filings, and insider transactions), mergers and acquisitions, spinoffs and split-offs, financial or strategic restructurings, management changes, synergistic acquisitions, as well as other transformative events. The intended goal of the Fund is to profit when the price of a security changes to reflect more accurately the likelihood and potential impact of the occurrence, or non-occurrence, of the event.

The Fund seeks to achieve its investment objective by using a quantitative approach to predict the impact of the events or information. These models may employ pattern recognition techniques commonly referred to as "machine learning" and use non-traditional datasets commonly referred to as "big data" to generate trading signals. "Big data" refers to extremely large data sets that may be processed through professional techniques and technology and analyzed computationally to reveal patterns, trends and associations. The Fund will typically use a systematic, rules-based approach to identify and select securities. Under normal circumstances, the Fund invests a portion of its net assets (plus any borrowings for investment purposes) in equity securities and related derivative instruments with similar economic characteristics.

The Fund expects to maintain long and short positions primarily through the use of swap agreements and other derivative instruments, although the Fund may also take long and short positions directly. At times, the Fund may have significant short positions in equity securities and equity-related instruments, up to 100% of the Fund's assets.

The Adviser typically will manage all or a portion of the Fund's assets by purchasing and selling equity shares directly, or through the use of equity derivatives (described below). The Fund may also allocate up to 100% of the assets of the Fund among one or more alternative beta providers ("Alternative Beta Providers") that offer the Fund exposure to the returns of particular investment strategies ("Alternative Beta Strategies"). An Alternative Beta Provider is a financial institution that serves as a counterparty to the Fund in a total return swap (or similar instruments or other arrangements) that offers exposure to the returns of a specified underlying asset. In a typical total return swap (or similar instrument) transaction with an Alternative Beta Provider, the Fund agrees to pay a fixed or variable interest rate to the Alternative Beta Provider in exchange for return earned on a specified underlying asset. Alternative Beta Providers are swap (or similar instrument) counterparties, not sub-advisers. Alternative Beta Providers in particular may offer cost advantages over traditional alternative asset managers. The strategies employed by the use of Alternative Beta Providers are referred to in this Prospectus as "Alternative Investment Strategies." In general, Alternative Beta Strategies seek to identify and capitalize upon market inefficiencies and market behavioral biases (or risk premia). Alternative Beta Strategies typically have less correlation to traditional equity and fixed income markets than traditional investment strategies.

The Fund generally seeks to obtain exposure to Alternative Investment Strategies in a cost-efficient manner, particularly as compared to private investment vehicles that have historically been used to access alternative investment strategies. Alternative Beta Strategies may include historical trend (seeking to benefit from the historical tendency of securities with certain characteristics to outperform others), carry and curve, low beta, value and volatility premium and momentum strategies (which emphasize investing in securities that have better recent performance compared to other securities). The Adviser may also manage all or a portion of the Fund's assets directly.

The Fund normally invests in both U.S. and non-U.S. securities, including securities of issuers located in developing countries. Non-U.S. securities may be denominated in either U.S. dollars or foreign currencies. The Fund may invest in securities of issuers of any market capitalization.

The Fund's investment in equity securities may include common stock, preferred stock, securities convertible into common stock, non-convertible preferred stock and depositary receipts. The Fund may gain exposure to equity securities through derivatives.

The Fund may invest in fixed-income securities and related derivative instruments with similar economic characteristics. The Fund's investment in fixed-income securities may include fixed and floating rate corporate bonds. The Fund may invest in debt securities of any credit quality, as determined by Fund management, which may include high yield securities (commonly called "junk bonds").

The Fund may invest in derivatives, including but not limited to, total return and credit default swaps, contracts for difference, structured investments (including structured notes), futures, options, indexed and inverse securities and foreign exchange transactions, for hedging purposes, as well as to enhance the return on its portfolio investments. There is no limit to the Fund's ability to invest in derivatives, except as may be limited by requirements of the Investment Company Act of 1940, as amended (the "1940 Act"), and at times the Fund may utilize derivatives to a significant extent, up to 100% of the Fund's non-cash related exposure.

When consistent with the Fund's investment objective, the Fund's investments may include short-term investments such as cash and cash equivalents, U.S. Government and agency securities, money market funds (including funds that may be affiliated with or sponsored or managed by FS), commercial paper, certificates of deposit and other bank deposits and bankers' acceptances.

The Fund may invest in securities of companies without an identified catalyst to hedge unwanted exposures to an industry or the market as a whole.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Although the Fund intends to normally invest in Alternative Investment Strategies, it retains the flexibility to allocate as little as none or as much as all of its capital to particular Alternative Beta Providers. The Fund is considered non-diversified, which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund should be considered a speculative investment that entails substantial risks; you may lose part or all of your investment or your investment may not perform as well as other similar investments. An investment in the Fund should be viewed only as part of an overall investment program. No assurance can be given that the Fund's investment program will be successful. The following is a summary of the principal risks of investing in the Fund. Please refer to the "Additional Information about the Fund — Additional Risks" section in the Fund's statutory Prospectus for additional information. Some or all of these risks may adversely affect the Fund's net asset value ("NAV"), yield, total return and ability to meet its investment objective.

Unless otherwise specified, references in this section to investments by the Fund refer to direct investments made or held by the Fund and/or indirect investments to which the Fund may have exposure through an Alternative Beta Strategy.

Activist Strategies Risk

The Fund may purchase securities of companies that are the subject of proxy contests or which activist investors are attempting to influence, in the expectation that new management or a change in business strategies will cause the price of such company's securities to increase. There is a risk that the market price of the company's securities will fall if the proxy contest, or the new management, is not successful.

Allocation Risk

The success of the Fund's investment strategy depends on, among other things, the Adviser's ability to select Alternative Beta Providers and Alternative Investment Strategies to implement the Fund's investment objective and the Adviser's success in allocating assets to those Alternative Beta Providers. The Fund's Alternative Beta Strategies may underperform the market generally or underperform other investment managers that could have been selected for the Fund.

Conflicts of Interest Risk

The Adviser will have conflicts of interest that could interfere with its management of the Fund. For example, the Adviser (or its affiliates) may manage other investment funds and have other clients that are similar to, or overlap with, the investment objective and strategy of the Fund, creating potential conflicts of interest in investment decisions regarding investments that may be appropriate for the Fund and the Adviser's other clients. These conflicts of interest are exacerbated to the extent that the Adviser's other clients pay them higher fees or performance-based fees. In addition, the activities in which the Adviser and its affiliates are involved may limit or preclude the flexibility that the Fund may otherwise have to participate in certain investments. Similar conflicts of interest may exist for Alternative Beta Providers, to the extent they manage accounts or strategies that compete with Alternative Beta Strategies.

Contracts for Difference Risk

Contracts for difference are subject to liquidity risk because the liquidity of contracts for difference is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the contracts for difference transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. To the extent that there is an imperfect correlation between the return on the Fund's obligation to its counterparty under the contract for difference and the return on related assets in its portfolio, the contracts for difference transaction may increase the Fund's financial risk. Contracts for difference, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Fund to deposit additional sums to cover this, and this may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which the Fund is liable.

Convertible Securities Risk

If market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. "Mandatory" convertible bonds, which must be converted into common stock by a certain date, may be more exposed to the risks of the underlying common stock.

Counterparty Risk

The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Credit/Default Risk

An issuer or guarantor of fixed income securities or instruments held by the Fund may default on its obligation to pay interest and principal when due or default on any other obligation, which may impair the liquidity and value of the Fund's investment.

Currency Risk

The Fund's returns may be adversely impacted by changes in currency exchange rates.

Custody Risk

The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country's securities market is, the greater the likelihood of custody problems.

Cyber Security and Operational Risk

The Fund and its service providers may experience disruptions that arise from breaches in cyber security, human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund. Failures or breaches of the electronic systems of the Fund, the Fund's adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's operations, potentially resulting in financial losses to the Fund and its shareholders.

Depositary Receipts Risk

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Fund to additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and liquidity risk. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Derivatives Risk

The Fund may invest in financial instruments, including swap agreements, futures contracts, forwards and other derivative instruments, that may involve risks different from, or greater than, those associated with more traditional investments. Due to leverage, small changes in the value of the financial instruments' reference assets, rates, or indexes may produce disproportionate losses to the Fund. The value of financial instruments may not move as expected relative to the value of the reference assets, rates or indexes. Financial instruments used for hedging purposes may not hedge risks as expected, and financial instruments used for non-hedging purposes may not provide the anticipated investment exposure. Financial instruments may be highly illiquid, and the Fund may not be able to close out or sell a financial instrument position at a particular time or at an anticipated price. Financial instruments also may be subject to interest rate risk, currency risk and counterparty risk.

Equity Risk

The prices of equity securities in which the Fund holds long and short positions may rise and fall daily. These price movements may result from factors affecting individual companies, industries, securities markets or economies.

Event-Driven Trading Risk

The Fund may seek to profit from the occurrence of specific corporate or other events. A delay in the timing of these events, or the failure of these events to occur at all, may have a significant negative effect on the Fund's performance.

Foreign Investments and Emerging Markets Risk

The Fund may invest in the securities of non-U.S. issuers, including those located in developing countries, which securities involve risks beyond those associated with investments in U.S. securities. These risks may relate to foreign political, social and economic matters, less developed markets, political immobility and less developed legal and accounting practices.

Hedging Transactions Risk

Hedging transactions may limit the opportunity for gain if the value of the portfolio position should increase. There can be no assurance that the Fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the Fund engages in will be successful. Moreover, it may not be possible for the Fund to enter into a hedging transaction at a price sufficient to protect its assets. The Fund may not anticipate a particular risk so as to hedge against it.

High Portfolio Turnover Risk

Active and frequent trading of the Fund's portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund's return.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates (which are at historic lows) rise, the values of loans and other fixed-income instruments tend to fall, and if interest rates fall, the values of loans and other fixed-income instruments tend to rise. Changes in the value of a fixed-income instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of the Fund's shares. In general, the longer the maturity or duration of a fixed-income instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Similarly, a period of rising interest rates may negatively impact the Fund's performance. Actions by governments and central banking authorities can result in increases in interest rates. Such actions may negatively affect the value of fixed-income instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Debt instruments with floating coupon rates are typically less sensitive to interest rate changes, but these debt instruments may decline in value if their coupon rates do not rise as much as, or keep pace with, yields on such types of debt instruments. Because rates on certain floating rate loans and other debt instruments reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund's NAV. Any interest rate increases could cause the value of the Fund's investments in fixed-income instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

Investment Style Risk

Different investment styles (e.g., "growth", "value" or "quantitative") tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund employs various non-traditional and alternative investment styles, and may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Alternative Beta Strategies seek to generate returns through exposure to portfolios of risky assets that are selected based on non-traditional criteria. These strategies may involve elevated risk insofar as they may not involve detailed, issuer-specific fundamental analysis. Alternative Beta Strategies may give the Fund exposure to individual issuers that face significant operational, financial, regulatory or other challenges.

Certain Alternative Beta Strategies involve exposure to special risks, which may include, without limitation:

•       Risks Associated with Strategies Based on Historical Trends.   Certain Alternative Beta Strategies seek to benefit from the historical tendency of securities with certain characteristics to outperform others. However, this historical tendency has not persisted in all market environments, and there is no assurance that it will continue to exist in the future. A similar risk applies to any strategy that seeks to exploit a historical trend, including certain value strategies, curve strategies, trend- or momentum-based strategies, mean-reversion strategies, low beta strategies, and strategies seeking to capture size, value or quality premia.

•       Derivatives- and Fixed Income-Related Risks.   Certain carry and curve strategies may involve high direct or indirect exposure to interest rate risks and other risks related to fixed income investing. See "Counterparty Risk," "Credit/Default Risk," "Derivatives Risk" and "Interest Rate Risk" above.

•       Momentum Risk.   Momentum can turn quickly and cause significant variation from other types of investments. To the extent it has exposure to momentum strategies, the Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

•       Low Beta Risk.   In general, beta is a measure of price volatility resulting from general market movements. There is a risk that the present and future beta of a security, relative to the relevant market index, will not be the same as it has historically been and thus that the Fund will not have exposure to low beta securities when it wishes to. In addition, low beta portfolios may be less volatile than the broader securities markets and, as a result, may trail the broader market during times of high market returns.

•       Size and Value-Related Risks.   Alternative beta strategies seeking high exposure to value stocks and similar securities or securities of issuers in a particular size range involve risks associated with issuers with such valuation and size characteristics. Value stocks and similar securities are subject to the risk that they may not achieve full valuation within an acceptable time horizon. Value stocks and similar securities may be also associated with issuers that have recently experienced operational or financial difficulties, which may persist. Also see "Market Capitalization Risk" below.

•       Volatility Premium Risk.   Strategies seeking to capture "volatility premium" may entail high levels of volatility risk, insofar as securities' actual volatility may exceed the implied volatility associated with options sold to insure against losses arising from volatility in such securities. See "Volatility Risk" below.

Issuer Risk

An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its loans or securities may therefore decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Leverage Risk

Leverage occurs when the Fund directly or indirectly increases its assets available for investment using borrowings, short sales, financial instruments, or similar instruments or techniques. The use of leverage may make any change in the Fund's NAV greater than it otherwise would be and thus result in increased volatility of returns and the risk that the Fund will lose more than it has invested. Leverage can also create interest or other transactional expenses that may lower the Fund's overall returns. The use of leverage may cause the Fund to liquidate portfolio positions at disadvantageous times in order to satisfy its obligations or to meet any asset segregation or position coverage requirements.

Limited Capacity Risk

Alternative investment strategies utilized by the Fund may have limited capacity, and the Adviser may not be able to allocate as much of the Fund's assets to one or more alternative investment strategies as it desires. This capacity limitation may negatively impact the performance and portfolio composition of the Fund.

Liquidity Risk

Although the Fund will invest primarily in liquid, publicly traded securities, the Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value and more difficult to sell in response to redemption requests than liquid investments. If the Fund must sell illiquid or less liquid assets to meet redemption requests or other cash needs, it may be forced to sell at a loss.

Market Capitalization Risk (Small-, Mid- and Large-Cap Stocks Risk)

To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. At any given time, any of these market capitalizations may be out of favor with investors. Small- or mid-cap capitalization stocks may be more volatile and more greatly affected by sector or market events than larger-capitalization stocks.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money.

Model and Technology Risk

The Adviser and Alternative Beta Providers may use investment programs that are fundamentally dependent on proprietary or licensed technology through such manager's use of, among other things, certain hardware, software, model-based strategies, data gathering systems, order execution, and trade allocation systems, and/or risk management systems. These strategies may not be successful on an ongoing basis or could contain errors, omissions, imperfections, or malfunctions. These errors may result in, among other things, execution and allocation failures and failures to properly gather and organize large amounts of data from third parties and other external sources. More specifically, as it is not possible or practicable for a manager to factor all relevant, available data into quantitative model forecasts and/or trading decisions, quantitative managers (and/or affiliated licensors of such data) will use their discretion to determine what data to gather with respect to an investment strategy and what subset of that data the models will take into account to produce forecasts that may have an impact on ultimate trading decisions. All of the aforementioned risks may have a negative effect on the Fund. The profitability of many of these model-based strategies are expected to decrease as the assets of the Fund allocated to Alternative Beta Providers using quantitative strategies and/or the assets managed by the Alternative Beta Providers (or their affiliates or competitors) increase.

New Fund Risk

The Fund is recently formed and has a limited operating history. Investors bear the risk that the Fund may not grow to or maintain an economically viable size, may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for certain shareholders. Such a liquidation could have negative tax consequences for shareholders.

Non-Diversification Risk

The Fund is classified as a "non-diversified" investment company, which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Fund's investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.

Non-Investment Grade Fixed Income Securities Risk

Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as "junk bonds") are considered speculative and are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations, increased risk of price volatility, increased risk of illiquidity and other risks.

Preferred Stock Risk

Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).

Prepayment Risk

The Fund faces prepayment risk with respect to certain fixed-income investments. When interest rates fall, certain fixed income obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields, potentially reducing overall Fund returns.

Regulatory Risk

Legal, tax, and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds, their managers, and their trading activities and capital markets, or a regulator's disagreement with the Fund's interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.

Short Sales Risk

A short sale of a security involves the theoretical risk of unlimited loss because of increases in the market price of the security sold short. The Fund's use of short sales, in certain circumstances, can result in significant losses.

Structured Products and Structured Notes Risk

A structured product may decline in value due to changes in the underlying instruments on which the product is based. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. The cash flow or rate of return on a structured investment may be determined by applying a multiplier to the rate of total return on the underlying investments or referenced indicator. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Holders of structured products indirectly bear risks associated with the underlying investments, index or reference obligation, and are subject to counterparty risk. Structured products are generally privately offered and sold, and thus, are not registered under the securities laws. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities. Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based on the movement of one or more "factors." Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Where the Fund's investments in structured notes are based upon the movement of one or more factors, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations.

Swap Agreements Risk

In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial investment. Swaps can increase the Fund's risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

U.S. Government Securities Risk

The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises that have issued debt securities that may be held by the Fund. Such issuers may not have the funds to meet their payment obligations in the future.

Valuation Risk

The sales price the Fund could receive for any particular portfolio investment may differ from the Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Volatility Risk

The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund's NAV per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	you may lose part or all of your investment or your investment may not perform as well as other similar investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification RiskThe Fund is classified as a "non-diversified" investment company, which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Fund's investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund has less than one full calendar year of performance, no performance information has been included. Performance information for the Fund, which provides some indication of the risks of investing in the Fund, will vary from year to year. Updated performance information is available at www.fsinvestments.com, or by calling 1-877-628-8575.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than one full calendar year of performance, no performance information has been included.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-628-8575
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fsinvestments.com
FS Event Driven Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.62%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.82%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	1.37%	[3],[4]
Total Annual Fund Operating Expenses after Expense Reductions	rr_NetExpensesOverAssets	1.45%
1 Year	rr_ExpenseExampleYear01	$ 145
3 Years	rr_ExpenseExampleYear03	$ 735
FS Event Driven Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.62%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.07%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	1.37%	[3],[4]
Total Annual Fund Operating Expenses after Expense Reductions	rr_NetExpensesOverAssets	1.70%
1 Year	rr_ExpenseExampleYear01	$ 735
3 Years	rr_ExpenseExampleYear03	$ 1,339

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The costs of investing in swaps are estimated to be between approximately 0.20% to 0.50% of the Fund's average daily net assets. Such costs are indirect expenses of the Fund that are variable in nature and are not included in the fee table or expense example.
[3]	The Adviser (as defined below) has contractually agreed to waive its management fee until December 17, 2019. The Adviser's contractual management fee, without giving effect to this waiver, is equal to 1.20 percent of the Fund's average daily net assets.
[4]	The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of management fees, distribution or servicing fees, interest, taxes, brokerage fees and commissions, dividends and interest paid on short positions, acquired fund fees and expenses and extraordinary expenses (as determined in the sole discretion of the Adviser)) to not more than 0.25 percent of the average daily net assets for the Fund until at least April 30, 2020. The Fund may terminate the Expense Limitation Agreement at any time. The Expense Limitation Agreement permits the Adviser to recoup waived or reimbursed amounts within the three-year period from the date of the waiver, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver and reimbursement or recoupment.